Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value as of December 31, 2015 and December 31, 2014, by caption on the consolidated balance sheet and by FASB ASC 820 valuation hierarchy (as described above) (in thousands):

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2015
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$76,909	—	76,909	—
Mortgage-backed securities	191,915	—	191,915	—
Asset-backed securities	31,034	—	31,034	—
State and municipal securities	31,270	—	31,270	—
Total investment securities available-for-sale	331,128	—	331,128	—
Loans Held for Sale	10,135	—	10,135	—
Other assets	26,672	—	—	26,672
Total assets at fair value	$367,935	—	341,263	26,672

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2014
Investment securities available-for-sale:
U.S. Government sponsored enterprises and agency-backed	$130,567	—	130,567	—
Mortgage-backed securities	171,069	—	171,069	—
Asset-backed securities	30,520	—	30,520	—
State and municipal securities	14,264	—	14,264	—
Total investment securities available-for-sale	346,420	—	346,420	—
Loans held for sale	9,466	—	9,466	—
Other assets	17,331	—	—	17,331
Total assets at fair value	$373,217	—	355,886	17,331

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

	Measured on a Non-Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2015
Other real estate owned	$5,410	—	—	5,410
Impaired loans, net (¹)	8,436	—	—	8,436
Total	$13,846	—	—	13,846
December 31, 2014
Other real estate owned	$7,298	—	—	7,298
Impaired loans, net (¹)	8,945	—	—	8,945
Total	$16,243	—	—	16,243

(1)	Amount is net of a valuation allowance of $194,000 at December 31, 2015 and $1,631,000 at December 31, 2014 as required by ASC 310, “Receivables.”

Changes in Fair Value Due to Observable Factors
The table below includes a rollforward of the balance sheet amounts for the year ended December 31, 2015 and 2014 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology (in thousands):

	For the Year Ended December 31,
	2015		2014
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, January 1	$17,331	—	$11,390	—
Total realized gains included in income	877	—	376	—
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—	—	—
Purchases, issuances and settlements, net	8,464	—	5,565	—
Transfers out of Level 3	—	—	—	—
Fair value, December 31	$26,672	—	$17,331	—
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$877	—	$376	—

Carrying Value and Estimated Fair Value of Financial Instruments
The following table presents the carrying amounts, estimated fair value and placement in the fair value hierarchy of the Company’s financial instruments at December 31, 2015 and December 31, 2014. This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization.

(in Thousands)	Carrying/ Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2015
Financial assets:
Securities held-to-maturity	$28,195	28,365	—	28,365	—
Loans, net	1,443,179	1,443,738	—	—	1,443,738
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,791,885	1,549,414	—	—	1,549,414
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2014
Financial assets:
Securities held-to-maturity	$28,123	28,400	—	28,400	—
Loans, net	1,329,865	1,346,569	—	—	1,346,569
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,663,707	1,530,607	—	—	1,530,607
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

(1)
Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.